Post-retirement benefit plans (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
GECAS Plan
Defined Benefit Plan, Plan Assets, Allocation [Line Items]
Asset, unfunded status of plan	$ 23	$ 13